Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period [Table Text Block]

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2018:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥3,115	¥850	¥346
Performance guarantees	3,051	2,144	801	106
Derivative instruments(1)	40,513	15,230	18,314	6,969
Liabilities of trust accounts	9,444	6,017	558	2,869
Others	22	2	4	16

Total	¥57,341	¥26,508	¥20,527	¥10,306

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2019:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥3,901	¥2,792	¥838	¥271
Performance guarantees	3,256	2,332	784	140
Derivative instruments(1)	58,025	29,734	20,921	7,370
Liabilities of trust accounts	11,520	5,884	420	5,216
Others	53	12	13	28

Total	¥76,755	¥40,754	¥22,976	¥13,025

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings [Table Text Block]

		Amount by borrower grade
At March 31, 2018:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥4,211	¥83	¥13	¥4
Performance guarantees	3,051	2,910	113	5	23

Total	¥7,362	¥7,121	¥196	¥18	¥27

		Amount by borrower grade
At March 31, 2019:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,901	¥3,779	¥98	¥21	¥3
Performance guarantees	3,256	3,070	79	78	29

Total	¥7,157	¥6,849	¥177	¥99	¥32

Notes:

(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts with Regard to Other Off-balance Sheet Instruments [Table Text Block]

	2018	2019
	(in billions)
Commitments to extend credit	¥80,090	¥77,273
Commercial letters of credit	1,191	1,057
Commitments to make investments	183	240
Other	13	5